Commitments And Contingencies (Minimum Lease Commitments Under Non-Cancelable Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingencies [Abstract]
2012	$ 20,068
2013	12,964
2014	6,661
2015	3,210
2016	428
Thereafter
Total minimum lease commitments	$ 43,331